Document And Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information Line Items
Entity Registrant Name	Maris Tech Ltd.
Trading Symbol	MTEK
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	3,085,000
Amendment Flag	false
Entity Central Index Key	0001872964
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39957
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	2 Yitzhak Modai Street
Entity Address, City or Town	Rehovot
Entity Address, Postal Zip Code	7608804
Entity Address, Country	IL
Title of 12(b) Security	Ordinary Shares, no par value per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	1309
Auditor Name	Kesselman & Kesselman
Auditor Location	Haifa, Israel
Business Contact
Document Information Line Items
Entity Address, Address Line One	2 Yitzhak Modai Street
Entity Address, City or Town	Rehovot
Entity Address, Postal Zip Code	7608804
Entity Address, Country	IL
Contact Personnel Name	Israel Bar
City Area Code	972
Local Phone Number	72.2424022
Contact Personnel Email Address	israel@maris-tech.com